Long term incentive plan (Details 1) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock Options 2 [Member]
Statement [Line Items]
Grant date	May 11, 2022	Dec. 29, 2020
Actual / Estimated Vesting Date	Jul. 14, 2022	Feb. 07, 2021
Expiration Date	Jun. 30, 2023	Feb. 19, 2022
Granted (Expired or Cancelled)	0	0
Converted	0	(172,481)
Opening balance	0	0
Balance closing	30,000	0
Awarded	30,000	172,481
Stock Options 1 Employment [Member]
Statement [Line Items]
Grant date	May 11, 2022	Dec. 29, 2020
Actual / Estimated Vesting Date	Jul. 14, 2022	Feb. 07, 2021
Expiration Date	Jun. 30, 2023	Aug. 19, 2021
Granted (Expired or Cancelled)	0	172,481
Converted	0	(172,481)
Opening balance	0	0
Balance closing	40,000	0
Awarded	40,000
Stock Options 4 [Member]
Statement [Line Items]
Grant date		Mar. 19, 2021
Granted (Expired or Cancelled)		150,000
Balance closing		150,000
Actual / Estimated Vesting Date		May 17, 2021
Expiration Date		Dec. 31, 2021
Stock Options 3 [Member]
Statement [Line Items]
Grant date		Mar. 19, 2021
Actual / Estimated Vesting Date		Jun. 30, 2022
Granted (Expired or Cancelled)		125,000
Balance closing		125,000
Expiration Date		Dec. 31, 2022
Stock Options Milestone achieved [Member]
Statement [Line Items]
Grant date	Mar. 19, 2021	Mar. 19, 2021
Expiration Date	Dec. 31, 2022	Feb. 19, 2021
Granted (Expired or Cancelled)	(125,000)	172,481
Converted	0	(172,481)
Opening balance	125,000	0
Balance closing	0	0
Actual / Estimated Vesting Date	Jun. 30, 2022	Feb. 07, 2021
Stock Option (Total) [Member]
Statement [Line Items]
Granted (Expired or Cancelled)	70,000	992,443
Converted	(150,000)	(517,443)
Balance closing	270,000	475,000
Cancelled	(125,000)
Balance opening	475,000
Stock Options Employment [Member]
Statement [Line Items]
Actual / Estimated Vesting Date	Dec. 31, 2022	Dec. 31, 2022
Expiration Date	Jun. 30, 2023	Jun. 30, 2023
Granted (Expired or Cancelled)	0	0
Converted	0	0
Opening balance	200,000	200,000
Balance closing	200,000	200,000
Stock Options 1 Milestone achieved [Member]
Statement [Line Items]
Granted (Expired or Cancelled)	0	172,481
Converted	(150,000)	(172,481)
Opening balance	150,000	0
Balance closing	0	0